FEBRUARY 28, 2014

SUMMARY PROSPECTUS

BlackRock Liquidity Funds  |  Select Shares

➢	New York Money Fund

Select: BIBXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling (800) 441-7450 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated February 28, 2014, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.58%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.08%

Total Annual Fund Operating Expenses	1.31%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.31)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 50-53, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2015. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 50-53, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2015. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$385	$688	$1,552

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Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer issuers than a diversified fund.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

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securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulations, which, if adopted, may affect the Fund’s operations and/or return potential.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013).

As of 12/31/13

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Select Shares	0.01%	0.07%	0.82%

	7-Day Yield As of December 31, 2013

New York Money Fund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

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Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (collectively, “Service Organizations”). The Service Organization may impose minimum investment Account requirements. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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INVESTMENT COMPANY ACT FILE # 811-2354 BLF New York Money Fund — Select Shares SPRO-LIQ-NYM-SEL-0214